UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22221

ASGI Mesirow Insight Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 440-7460

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited)
As of June 30, 2014

Strategy	Investments	Cost	Fair Value
Credit - 23.65%
	Avoca Credit Alpha Fund	$4,810,321	$5,117,387
	Axonic Credit Opportunities Overseas Fund, Ltd.	4,688,061	5,668,510
	King Street Europe, Ltd.	5,927,005	7,100,665
	LibreMax Offshore Fund, Ltd.	4,535,091	5,649,907
			23,536,469
Diversified/Multi-Strategy - 5.08%
	Myriad Opportunities Offshore Fund Ltd.	5,000,000	5,051,802
			5,051,802
Event-Driven - 13.71%
	HFR ED Global Fund	4,072,300	5,768,144
	Owl Creek Overseas Fund Ltd.	4,800,000	4,766,346
	Senator Global Opportunity Offshore Ltd.	3,000,000	3,105,451
			13,639,941
Hedged Equity - 33.89%
	Corvex Offshore Ltd.	6,784,057	8,618,752
	dbX-US Long/Short Equity 12 Fund	7,635,000	10,323,342
	HFR RVA Kayne MLP 1.25x Fund	2,576,402	3,903,066
	Naya Fund	6,000,000	6,621,150
	ValueAct Capital International II, LP	4,000,000	4,258,365
			33,724,675
Macro and Commodity - 18.57%
	Discovery Global Macro Fund Ltd.	5,300,000	5,002,590
	MKP Opportunity Offshore, Ltd.	3,574,098	3,806,105
	Taylor Woods Fund Ltd.	2,049,039	2,267,929
	Trend Macro Offshore Ltd.	3,750,000	3,752,257
	Winton Futures Fund Ltd.	3,493,580	3,646,804
			18,475,685
Relative Value - 3.77%
	HFR CA Lazard Rathmore Fund	2,405,403	3,751,833
			3,751,833
Total Investments (Cost $84,400,357*) - 98.67%			98,180,405
Other Assets & Liabilities (Net) - 1.33%			1,323,222
Net Assets - 100.00%			$99,503,627

Percentages shown are stated as a percentage of net assets as of June 30, 2014. All investments in Investment Funds are non-income producing.

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2014

*	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2014, as computed for federal tax purposes, were as follows:

Aggregate cost	$92,621,720
Gross unrealized appreciation	$7,312,900
Gross unrealized depreciation	(1,754,215)
Net unrealized appreciation	$5,558,685

Investments by Strategy (as a percentage of total investments)
Hedged Equity	34.35%
Credit	23.97
Macro and Commodity	18.82
Event-Driven	13.89
Diversified/Multi-Strategy	5.15
Relative Value	3.82
100.00%

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2014

Fair Value Measurements

ASGI Mesirow Insight Fund, LLC ( (the "Fund") measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

Alternative Strategies Group, Inc. (the "Adviser") considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in various collective investment vehicles ("Investment Funds"). Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between Level 1 and Level 2 during the current period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows:

Description	Total Fair Value at 6/30/2014	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Credit	$23,536,469	$–	$23,536,469	$–
Diversified/Multi-Strategy	5,051,802	–	–	5,051,802
Event-Driven	13,639,941	–	13,639,941	–
Hedged Equity	33,724,675	–	29,466,310	4,258,365
Macro and Commodity	18,475,685	–	13,473,095	5,002,590
Relative Value	3,751,833	–	3,751,833	–
Total Investments	$98,180,405	$–	$83,867,648	$14,312,757

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2014

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of April 1, 2014	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of June 30, 2014
Investments in Investment Funds
Diversified/Multi- Strategy	$–	$–	$51,802	$5,000,000	$–	$–	$–	$5,051,802
Hedged Equity	4,161,974	–	96,391	–	–	–	–	4,258,365
Macro and Commodity	–	–	297,410	5,300,000	–	–	–	5,002,590
Total	$4,161,974	$–	$(149,217)	$10,300,000	$–	$–	$–	$14,312,757

The following is the net change in unrealized appreciation/(depreciation) on Level 3 investments in Investment Funds still held as of June 30, 2014:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Diversified/Multi-Strategy	$51,802
Hedged Equity	96,391
Macro and Commodity	(297,410)
Total	$(149,217)

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment.

While redemptions from the Investment Funds are typically permitted weekly, monthly or quarterly, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the three month period ended June 30, 2014. The Fund had no unfunded capital commitments as of June 30, 2014.

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2014

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2014:

Credit Strategies. Credit strategies commonly invest long and short in debt obligations of public and private companies to provide exposure to credit and/or volatility risks associated with those asset classes. For example, credit funds may invest long and short in debt obligations of companies that are in a period of stress due to, for instance, operational difficulties, financial duress, or bankruptcy proceedings. Long-biased credit funds typically have a net long exposure greater than 50%. Long/short credit funds generally maintain net exposure between 50% short and 50% long. Short-biased credit funds generally maintain a net short exposure greater than 50% net short. Multi-strategy credit funds invest across multiple credit strategies. An Investment Fund may make opportunistic allocations of capital across various structured product assets. Structured product transactions typically involve securities that entitle an Investment Fund to receive payments based primarily on the cash flows or market value of a specified pool of financial assets. Examples of structured product investments include collateralized bond, loan, and debt obligations as well as synthetic positions replicating such obligations, residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities.

Event-Driven Strategies. Event driven strategies generally seek to profit from anticipated outcomes of company-specific or transaction-specific events. Company events that serve as investment catalysts for event managers include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings, and reorganizations. Event driven strategies rely upon the accurate forecasting of the outcome of particular events in addition to high quality valuation analyses. Investment Funds employing event strategies may invest long, short, or both, and generally do not rely on market direction for results. Examples of event driven strategies include merger arbitrage, in which an Investment Fund will be long the stock of a merger target while shorting the stock of the acquiring company, and event equity, in which an Investment Fund invests in a spin-off, recapitalization, or similar event that (unlike merger arbitrage) does not have a defined time frame or announced target price.

Hedged Equity Strategies. Hedged equity Investment Funds primarily invest in stocks of companies of varying market capitalizations. Such companies are primarily listed in the U.S., European, and developed Asian equities markets, although Investment Funds may invest in equity instruments in other regions, and may also invest a portion of assets in certain non-equity related securities. Hedged equity Investment Funds generally take both long and short positions or utilize other hedged investment approaches designed to control (but not eliminate) market exposure. Hedged equity Investment Funds tend to have a defined, fundamental investment philosophy, much like that of a traditional equity fund, and they generally implement that philosophy on both the long and short sides of the market. The hedged equity strategies to which the Fund may have exposure include opportunistic, loose neutral, long-biased, and short-biased. Opportunistic Investment Funds take both long and short positions in equity securities and derivatives at levels of exposure that vary depending on their investment outlook. Opportunistic strategies are typically expected to profit from stock picking skills, as well as portfolio risk management, and may use fundamental, bottom-up, and top-down sector and macro analysis. Opportunistic Investment Funds may have net short exposure to equity markets at points in time, but typically are expected to have a long bias over a market cycle and many will have net exposures in the 20% to 50% range.

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2014

Loose neutral strategies generally involve being simultaneously long and short equity portfolios of the same size within a geographic region or sector and are typically intended to profit from market inefficiencies. Loose neutral managers typically maintain net exposure between 20% short and 20% long. Long-biased Investment Funds typically invest both long and short, but have a net long exposure to the equity markets (generally greater than 50% to 70% net long, although the Adviser may invest with Investment Funds that have 100% long exposure), such that their strategies can be expected to perform better in rising markets. Investment Funds may utilize niche strategies, focusing on growth or value stocks, small or large capitalization companies, particular industries, or a particular geographical region or sector. Short-biased Investment Funds are a sub-set of hedged equity strategies that typically maintain net short exposure to equity markets by taking short positions in companies whose equities they expect to decline in price. The Adviser generally invests in short-biased managers in order to offer greater diversification of short selling exposure. The Adviser may utilize short-biased Investment Funds to decrease or hedge long equity exposure resulting from long positioning of other Investment Funds. Short exposure may be taken through the use of short-selling, or through exchange traded or over-the-counter derivative instruments such as futures, options, and swaps.

Macro and Commodity Strategies. Macro and commodity strategies typically engage in an analysis of economic, political, and financial market conditions incorporating a variety of macro and micro considerations including, but not limited to, the business cycle, central bank policy, the regulatory and political environment, demographics, and fiscal policy in an effort to identify investment opportunities across a wide range of investment instruments. The macro and commodity investment approach is wide ranging, attempting to identify potential market opportunities irrespective of market sector, instrument or asset traded, or geography. Investment Funds may use a number of trading strategies in an attempt to achieve their investment objectives including, but not limited to, futures investing, equity long/short strategies, and credit-related strategies. The various techniques that Investment Funds employ may be used as independent profit opportunities, as well as to hedge existing positions. To implement macro and commodity strategies, Investment Funds may trade securities of all kinds, derivative instruments (including, but not limited to, forwards, swaps, swaptions, collars, caps, floors, and other types of over-the-counter derivatives, as well as exchange-traded derivatives, including options, futures, and options on futures) on currencies, interest rates, commodities, and other types of financial and non-financial underlyings, or other transactions with similar substantive or economic effect, and other investments of all types and kinds.

Relative Value Strategies. Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Relative value strategies generally involve taking a position in one instrument and simultaneously taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential. Relative value strategies are implemented in a manner intended to substantially limit, if not entirely remove, the impact of market direction on performance. Examples of relative value strategies are (a) convertible bond arbitrage, in which an Investment Fund is long a convertible bond and short the issuer's common stock in an attempt to profit

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (unaudited) (continued)
As of June 30, 2014

from the mispricing between the two securities, (b) volatility arbitrage, in which an Investment Fund invests in long and short volatility positions, typically through options, (c) capital structure arbitrage, in which an Investment Fund is long an issuer's security that is senior or junior to securities elsewhere in the issuer's capital structure that the Investment Fund takes a short position in, with an expectation that the relative prices of the issuer's two securities will converge, and (d) strict market neutral, which is typically a quantitative strategy in which long and short positions are taken in equal weight, with the aim of removing market bias.

Diversified/Multi-Strategies. Diversified/Multi-strategy Investment Funds may employ any of the strategies described above, as well as any other strategy the investment manager determines presents the opportunity for profit in light of current market conditions.

Please refer to the March 31, 2014 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Mesirow Insight Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.